Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents		$ 6,071	$ 9,292
Short-term bank deposit		8,195	10,492
Restricted cash		76	76
Other receivables and prepaid expenses		1,698	1,037
Total current assets		16,040	20,897
Non-current assets
Long-term prepaid expenses		385	559
Property and equipment, net		250	303
Operating lease right-of-use assets		289	392
Total non-current assets		924	1,254
Total assets		16,964	22,151
Current liabilities
Trade payables		666	516
Accrued expenses		1,563	3,423
Employee and related expenses		874	823
Operating lease liabilities		115	76
Total current liabilities		3,218	4,838
Non-current liabilities
Non-current operating lease liabilities		209	316
Total non-current liabilities		209	316
Commitments and contingent liabilities
Total liabilities		3,427	5,154
Shareholders' equity
Ordinary Shares no par value - Authorized: 4,650,000,000 and 650,000,000 Ordinary shares as of December 31, 2024, and December 31, 2023, respectively (*) Issued and outstanding: 377,132,220, and 284,094,700 Ordinary shares of December 31, 2024 and 2023, respectively (*)	[1]	0	0
Additional paid-in capital		116,160	105,675
Accumulated deficit		(102,623)	(88,678)
Total shareholders' equity		13,537	16,997
Total liabilities and shareholders' equity		$ 16,964	$ 22,151

[1]	1 American Depositary Share (ADS) represents 20 Ordinary Shares.